Generation Wave Growth Fund
a series of MUTUALS.com

October 24, 2005

Supplement to the Statement of Additional Information
Dated July 29, 2005

Effective immediately, the section entitled Portfolio Manager should be amended to add the following:

As previously stated in the Prospectus, Mr. Michael J. Henry and Mr. Charles L. Norton are the co-portfolio managers of the Fund.

The following provides information regarding other accounts managed by Mr. Norton as of September 30, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$97.4 Million	0	$0
Other Pooled Investment Vehicles	5	$12.7 Million	1	$1.4 Million
Other Accounts	Approximately 100	$28.7 Million	0	$0

Mr. Norton’s compensation as the Fund’s Portfolio Manager is a fixed salary that is set by industry standards. He does not receive deferred compensation and his salary is not based on Fund performance. Mr. Norton does not receive a bonus and does not have a retirement plan as part of his compensation.

The Advisor does not anticipate that any material conflicts will arise out of Mr. Norton’s management of the Fund and other accounts.

As of September 30, 2005, Mr. Norton beneficially owned no shares of the Fund.

Please retain this Supplement with your Statement of Additional Information for future reference.

Vice Fund
a series of MUTUALS.com
October 24, 2005

Supplement to the Statement of Additional Information
Dated July 29, 2005

Effective immediately, the section entitled Portfolio Manager should be amended to add the following:

As previously stated in the Prospectus, Mr. Michael J. Henry and Mr. Charles L. Norton are the co-portfolio managers of the Fund.

The following provides information regarding other accounts managed by Mr. Norton as of September 30, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$97.4 Million	0	$0
Other Pooled Investment Vehicles	5	$12.7 Million	1	$1.4 Million
Other Accounts	Approximately 100	$28.7 Million	0	$0

Mr. Norton’s compensation as the Fund’s Portfolio Manager is a fixed salary that is set by industry standards. He does not receive deferred compensation and his salary is not based on Fund performance. Mr. Norton does not receive a bonus and does not have a retirement plan as part of his compensation.

The Advisor does not anticipate that any material conflicts will arise out of Mr. Norton’s management of the Fund and other accounts.

As of September 30, 2005, Mr. Norton beneficially owned no shares of the Fund.

Please retain this Supplement with your Statement of Additional Information for future reference.